Condensed Consolidated Statements of Commitment to Issue Class A Common Stock and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands		Commitment to Issue Class A Common Stock	Class A Common Stock Previously Reported	Class A Common Stock Restatement Adjustment	Class A Common Stock		Class B Common Stock Previously Reported	Class B Common Stock Restatement Adjustment	Class B Common Stock		Convertible Preferred Stock Redeemable Preference Previously Reported	Convertible Preferred Stock Redeemable Preference Restatement Adjustment	Convertible Preferred Stock Redeemable Preference	Convertible Preferred Stock Common Stock Previously Reported	Convertible Preferred Stock Common Stock Restatement Adjustment	Convertible Preferred Stock Common Stock	Ordinary Stock Common Stock Previously Reported	Ordinary Stock Common Stock Restatement Adjustment	Ordinary Stock Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Restatement Adjustment	Additional Paid-in Capital	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss Restatement Adjustment	Accumulated Other Comprehensive Loss	Accumulated Deficit Previously Reported	Accumulated Deficit Restatement Adjustment	Accumulated Deficit	Previously Reported	Restatement Adjustment	Total
Balance at Dec. 31, 2019				$ 7	$ 7			$ 8	$ 8		$ 724,823	$ (724,823)		$ 924,149	$ (924,149)					$ 158,704	$ 1,648,957	$ 1,807,661	$ (3,284)		$ (3,284)	$ (2,244,054)		$ (2,244,054)	$ (2,088,634)	$ 1,648,972	$ (439,662)
Balance (in Shares) at Dec. 31, 2019	[1]			72,269,976	72,269,976			84,780,000	84,780,000		470,588,235	(470,588,235)		600,000,000	(600,000,000)		40,879,124	(40,879,124)
Conversion of Class B Common Stock into Class A Common Stock (see Note 13)					$ 2				$ (2)
Conversion of Class B Common Stock into Class A Common Stock (see Note 13) (in Shares)	[1]				20,779,412				(20,779,412)
Stock-based compensation																						9,505									9,505
Exercise of stock options																						115									115
Exercise of stock options (in Shares)	[1]				54,259
Issuance of warrants																						490									490
Purchase of common stock																						(11)									(11)
Purchase of common stock (in Shares)	[1]				(4,051)
Foreign currency translation adjustment																									(2,690)						(2,690)
Net loss																												(147,085)			(147,085)
Balance at Dec. 31, 2020					$ 9				$ 6													1,817,760			(5,974)			(2,391,139)			$ (579,338)
Balance (in Shares) at Dec. 31, 2020					93,099,596	[1]			64,000,588	[1]			[1]			[1]			[1]												1,358,459,707
Conversion of The9 Conditional Obligation																						2,863									$ 2,863
Conversion of The9 Conditional Obligation (in Shares)					423,053
Stock-based compensation																						2,520									2,520
Exercise of stock options																						2,650									2,650
Exercise of stock options (in Shares)					1,254,624
Issuance of warrants																						1,988									1,988
Foreign currency translation adjustment																									508						508
Net loss																												(75,525)			(75,525)
Balance at Mar. 31, 2021					$ 9				$ 6													1,827,781			(5,466)			(2,466,664)			(644,334)
Balance (in Shares) at Mar. 31, 2021					94,777,273				64,000,588
Balance at Dec. 31, 2020					$ 9				$ 6													1,817,760			(5,974)			(2,391,139)			$ (579,338)
Balance (in Shares) at Dec. 31, 2020					93,099,596	[1]			64,000,588	[1]			[1]			[1]			[1]												1,358,459,707
Conversion of The9 Conditional Obligation																						2,863									$ 2,863
Conversion of The9 Conditional Obligation (in Shares)	[1]				423,053
Conversion of related party notes payable into Class A Common Stock (Note 9)					$ 2																	294,794									294,796
Conversion of related party notes payable into Class A Common Stock (Note 9) (in Shares)	[1]				22,454,776
Conversion of notes payable into Class A Common Stock (Note 10)					$ 1																	98,374									98,375
Conversion of notes payable into Class A Common Stock (Note 10) (in Shares)	[1]				7,688,153
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (Note 3)					$ 3																	170,111									170,114
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (Note 3) (in Shares)	[1]				27,798,411
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (Note 9)																						790									790
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (Note 9) (in Shares)	[1]				80,000
Conversion of liabilities into Class A Common Stock in the Business Combination (Note 3)					$ 3																	311,795									311,798
Conversion of liabilities into Class A Common Stock in the Business Combination (Note 3) (in Shares)	[1]				22,586,392
Conversion of liabilities into the commitment to issue Class A Common Stock in the Business Combination (Note 3)																						25,877									25,877
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (Note 3)					$ (9)				$ (6)													15
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (Note 3) (in Shares)	[1]				(87,273,528)				(64,000,588)
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (Note 3)					$ 8																	692,397									692,405
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (Note 3) (in Shares)	[1]				76,140,000
Settlement of lawsuit with issuance of vested stock options (Note 12)																						8,459									8,459
Settlement of accrued rent with issuance of vested stock options																						951									951
Vesting of restricted stock award for employee bonus																						18,617									18,617
Vesting of restricted stock award for employee bonus (in Shares)	[1]				1,350,970
Stock-based compensation																						11,345									11,345
Exercise of stock options																						10,587									10,587
Exercise of stock options (in Shares)	[1]				4,388,596
Settlement of receivables through receipt of Class A Common Stock																						(105)									(105)
Settlement of receivables through receipt of Class A Common Stock (in Shares)	[1]				(43,096)
Issuance of warrants																						17,596									17,596
Foreign currency translation adjustment																									(971)						(971)
Net loss																												(516,505)			(516,505)
Balance at Dec. 31, 2021					$ 17																	3,482,226			(6,945)			(2,907,644)			567,654
Balance (in Shares) at Dec. 31, 2021					168,693,323	[1]				[1]
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06 (Note 7)		$ 32,900																										(20,265)			(20,265)
Reclassification of deferred gain upon adoption of ASC 842																												3,393			3,393
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock (Note 3)					$ 7				$ 6													(13)
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock (Note 3) (in Shares)					68,742,020				64,000,588
Stock-based compensation																						3,347									3,347
Exercise of stock options																						1,855									1,855
Exercise of stock options (in Shares)					761,675
Foreign currency translation adjustment																									(564)						(564)
Net loss																												(153,098)			(153,098)
Balance at Mar. 31, 2022		$ 32,900			$ 24				$ 6													$ 3,487,415			$ (7,509)			$ (3,077,614)			$ 402,322
Balance (in Shares) at Mar. 31, 2022					238,197,018				64,000,588

[1]	The shares of the Company’s common stock prior to the Business Combination (as defined in Note 1) have been retrospectively recast to reflect the change in the capital structure as a result of the Business Combination as described in Note 3.